Schedule of Share-based Compensation, Stock Options, Activity (Details) (USD $)	12 Months Ended
Dec. 31, 2013
Capital Stock Schedule Of Share-based Compensation, Stock Options, Activity 1	$ 2,639,000
Capital Stock Schedule Of Share-based Compensation, Stock Options, Activity 2	1.02
Capital Stock Schedule Of Share-based Compensation, Stock Options, Activity 3	2,067,000
Capital Stock Schedule Of Share-based Compensation, Stock Options, Activity 4	1.07
Capital Stock Schedule Of Share-based Compensation, Stock Options, Activity 5	1,788,000
Capital Stock Schedule Of Share-based Compensation, Stock Options, Activity 6	0.88
Capital Stock Schedule Of Share-based Compensation, Stock Options, Activity 7	0
Capital Stock Schedule Of Share-based Compensation, Stock Options, Activity 8	0
Capital Stock Schedule Of Share-based Compensation, Stock Options, Activity 9	682,000
Capital Stock Schedule Of Share-based Compensation, Stock Options, Activity 10	0.85
Capital Stock Schedule Of Share-based Compensation, Stock Options, Activity 11	409,000
Capital Stock Schedule Of Share-based Compensation, Stock Options, Activity 12	1.90
Capital Stock Schedule Of Share-based Compensation, Stock Options, Activity 13	0
Capital Stock Schedule Of Share-based Compensation, Stock Options, Activity 14	0
Capital Stock Schedule Of Share-based Compensation, Stock Options, Activity 15	(110,000)
Capital Stock Schedule Of Share-based Compensation, Stock Options, Activity 16	1.00
Capital Stock Schedule Of Share-based Compensation, Stock Options, Activity 17	0
Capital Stock Schedule Of Share-based Compensation, Stock Options, Activity 18	0
Capital Stock Schedule Of Share-based Compensation, Stock Options, Activity 19	(150,000)
Capital Stock Schedule Of Share-based Compensation, Stock Options, Activity 20	0.82
Capital Stock Schedule Of Share-based Compensation, Stock Options, Activity 21	0
Capital Stock Schedule Of Share-based Compensation, Stock Options, Activity 22	0
Capital Stock Schedule Of Share-based Compensation, Stock Options, Activity 23	(130,000)
Capital Stock Schedule Of Share-based Compensation, Stock Options, Activity 24	1.05
Capital Stock Schedule Of Share-based Compensation, Stock Options, Activity 25	2,489,000
Capital Stock Schedule Of Share-based Compensation, Stock Options, Activity 26	1.03
Capital Stock Schedule Of Share-based Compensation, Stock Options, Activity 27	2,639,000
Capital Stock Schedule Of Share-based Compensation, Stock Options, Activity 28	1.02
Capital Stock Schedule Of Share-based Compensation, Stock Options, Activity 29	2,067,000
Capital Stock Schedule Of Share-based Compensation, Stock Options, Activity 30	1.07
Capital Stock Schedule Of Share-based Compensation, Stock Options, Activity 31	2,462,000
Capital Stock Schedule Of Share-based Compensation, Stock Options, Activity 32	1.02
Capital Stock Schedule Of Share-based Compensation, Stock Options, Activity 33	2,552,000
Capital Stock Schedule Of Share-based Compensation, Stock Options, Activity 34	1.00
Capital Stock Schedule Of Share-based Compensation, Stock Options, Activity 35	$ 1,749,500
Capital Stock Schedule Of Share-based Compensation, Stock Options, Activity 36	0.99